Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 107,125	$ 47,274	$ 170,493	$ 92,825
Voyage expenses	(41,178)	(20,493)	(68,253)	(40,885)
Vessel operating expenses	(15,943)	(15,077)	(32,530)	(29,580)
Operating expense component	(1,238)	(708)	(2,344)	(1,335)
Vessel lease expense component	(1,140)	(652)	(2,156)	(1,229)
Depreciation	(6,982)	(7,907)	(14,772)	(15,716)
Amortization of deferred drydock expenditures	(959)	(1,268)	(2,156)	(2,750)
General and administrative expenses
Corporate	(4,291)	(4,260)	(8,759)	(8,437)
Commercial and chartering	(1,053)	(686)	(1,944)	(1,447)
Loss on vessel held for sale			(6,917)	0
Unrealized gains / (losses) on derivatives	296	(22)	900	80
Interest expense and finance costs	(4,894)	(4,310)	(9,032)	(8,088)
Interest income	20	17	30	30
Income/(Loss) before taxes	29,763	(8,092)	22,560	(16,532)
Income tax	(9)	(33)	(43)	(91)
(Loss)/profit from equity method investments	(67)		169	0
Net Income/(loss)	29,687	(8,125)	22,686	(16,623)
Preferred dividend	(838)	(82)	(1,686)	(82)
Net income/ (loss) attributable to common stockholders	$ 28,849	$ (8,207)	$ 21,000	$ (16,705)
Earnings/(loss) per share, basic (in dollars per share)	$ 0.82	$ (0.24)	$ 0.60	$ (0.50)
Earnings/(loss) per share, diluted (in dollars per share)	$ 0.81	$ (0.24)	$ 0.60	$ (0.50)
Weighted average number of shares outstanding, basic (in shares)	35,071,435,000	33,500,030,000	34,752,045,000	33,394,008,000
Weighted average number of shares outstanding, diluted (in shares)	35,574,082	33,500,030	34,830,153	33,394,008